Financial assets and liabilities at fair value (Tables)	6 Months Ended
Jun. 30, 2025
Sub-classifications of financial information
Schedule of financial assets and liabilities at fair value by class

	June 30, 2025
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	5,589	5,589	–
Treasuries/governments bonds	16,480	16,480	–
Other interest-bearing securities except loans	51,693	51,693	–
Loans in the form of interest-bearing securities	51,250	52,255	1,005
Loans to credit institutions	21,201	21,731	530
Loans to the public	207,479	208,363	884
Derivatives	6,761	6,761	–
Shares	6	6	–
Total financial assets	360,459	362,878	2,419

Borrowing from credit institutions	4,316	4,316	–
Debt securities issued	326,345	326,566	221
Derivatives	9,279	9,279	–
Total financial liabilities	339,940	340,161	221

	December 31, 2024
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	5,219	5,219	–
Treasuries/governments bonds	4,150	4,150	–
Other interest-bearing securities except loans	52,843	52,843	–
Loans in the form of interest-bearing securities	48,726	49,951	1,225
Loans to credit institutions	13,529	13,863	334
Loans to the public	224,354	223,945	-409
Derivatives	10,643	10,643	–
Shares	20	20	–
Total financial assets	359,484	360,634	1,150

Borrowing from credit institutions	8,607	8,607	–
Debt securities issued	316,388	316,375	-13
Derivatives	5,227	5,227	–
Total financial liabilities	330,222	330,209	-13

Schedule of fair value measurement of assets

	Financial assets at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	668	15,812	–	16,480
Other interest-bearing securities except loans	23,758	27,935	–	51,693
Derivatives	–	6,740	21	6,761
Shares	6	–	–	6
Total, June 30, 2025	24,432	50,487	21	74,940
Total, December 31, 2024	22,648	44,969	39	67,656

Schedule of fair value measurement of liabilities

	Financial liabilities at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	–	14,977	2,990	17,967
Derivatives	–	8,267	1,012	9,279
Total, June 30, 2025	–	23,244	4,002	27,246
Total, December 31, 2024	–	18,193	4,942	23,135

Schedule of fair value related to credit risk

	Fair value originating from credit risk		The period’s change in fair value originating
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
	June 30,	December 31,	Jan-Jun	Jan-Jun
Skr mn	2025	2024	2025	2024
CVA/DVA, net[1]	-16	-17	1	5
OCA[2]	320	265	55	97

1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3, 2025

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	June 30,
Skr mn	2025	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2025
Debt securities issued	-3,452	–	231	–	–	35	-10	206	-2,990
Derivatives, net	-1,451	–	94	–	–	-35	–	401	-991
Net assets and liabilities	-4,903	–	325	–	–	0	-10	607	-3,981

Financial assets and liabilities at fair value in Level 3, 2024

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	December 31,
Skr mn	2024	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2024
Debt securities issued	-8,271	–	4,870	–	–	-81	3	27	-3,452
Derivatives, net	-2,279	–	1,176	–	–	92	–	-440	-1,451
Net assets and liabilities	-10,550	–	6,046	–	–	11	3	-413	-4,903

1

Gains and losses through profit or loss, including the impact of exchange rates, is reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of June 30, 2025, amounted to a Skr 1 million gain (year-end 2024: Skr 1 million gain) and are reported as net results of financial transactions.

Schedule of sensitivity analysis - level 3

Assets and liabilities	June 30, 2025
			Range of estimates
		Unobservable	for unobservable		Sensitivity	Sensitivity
Skr mn	Fair Value	input	input	Valuation method	max	min

Equity	0	Correlation	0.12 – (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 – (0.12)	Option Model	0	0
FX	-884	Correlation	0.12 – (0.12)	Option Model	-19	19
Other	-107	Correlation	0.12 – (0.12)	Option Model	0	0
Sum derivatives, net	-991				-19	19
Equity	0	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	0	0
Interest rate	0	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	0	0
FX	-2,889	Correlation	0.12 – (0.12)	Option Model	19	-19
		Credit spreads	10BP – (10BP)	Discounted cash flow	14	-14
Other	-101	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	0	0
Sum debt securities issued	-2,990				33	-33
Total effect on total comprehensive income					14	-14

Derivatives, net, December 31, 2024	-1,451				-18	18
Debt securities issued, December 31, 2024	-3,452				34	-34
Total effect on total comprehensive income, December 31, 2024					16	-16